Events After the Reporting Date	12 Months Ended
Dec. 31, 2020
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Events After the Reporting Date
28. EVENTS AFTER THE REPORTING DATE
In January 2021, the Group repaid all the bank loans outstanding at December 31, 2020 in the amount of 6,639 (note 20).
In February 2021, the Company completed an offering of USD 750 million in aggregate principal amount of 1.875% senior unsecured convertible bonds due 2026 at par. Interest is payable semi-annually in arrears in each year, with the first payment beginning on August 24, 2021. The bonds are convertible into cash, ordinary shares of the Company, represented by the ADSs, or a combination of cash and the ADSs, at the Group’s discretion, based the conversion price set at USD 86.6480.
In March 2021, the Company granted to certain employees 314,230 RSUs with zero exercise price. Under this grant, each RSU entitles the recipient, subject to vesting and other terms, to receive on the fourth anniversary from the award date for nil consideration one ordinary share of the Company.
In March 2021, the Company issued 193,358 ordinary shares upon exercise of 200,000 options under 2009 SOA.